Inventories (Schedule Of Inventories) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Inventory [Line Items]
Raw materials	$ 6,535	$ 6,255
Work-in-process	2,185	1,530
Finished goods	2,062	1,812
Inventory, Gross, Total	$ 10,782	$ 9,597